Investments in Subsidiaries and Associates - Summary of Financial Data for the Subsidiary Included in the Interim Financial Statements (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial information of subsidiary included in interim financial statements [line items]
Total assets	$ 242,587		$ 238,814	$ 288,834
Total liabilities	184,567		190,455	115,037
Total revenues	128,771	$ 22,503	79,272	16,034
Cost of care delivery	(92,137)	(18,820)	(67,254)	(19,810)
Sales, general & administrative expenses	(76,606)	(52,762)	(103,341)	$ (90,891)
Professional service corporations [member]
Disclosure of financial information of subsidiary included in interim financial statements [line items]
Total assets	66,489		35,535
Total liabilities	81,429		$ 42,699
Total revenues	35,786	1,036
Cost of care delivery	(36,710)	(942)
Sales, general & administrative expenses	(4,404)	(119)
Total operating expenses	$ (41,114)	$ (1,061)